Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Sep. 30, 2026